COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Legal Proceedings and Other Claims

From time to time, we are a party to claims and actions for matters arising out of our business operations. We regularly evaluate the status of the legal proceedings and other claims in which we are involved to assess whether a loss is probable or there is a reasonable possibility that a loss, or an additional loss, may have been incurred and determine if accruals are appropriate. If accruals are not appropriate, we further evaluate each legal proceeding to assess whether an estimate of possible loss or range of possible loss can be made for disclosure. Although the outcome of claims and litigation is inherently unpredictable, we believe that we have adequate provisions for any probable and estimable losses. It is possible, nevertheless, that our financial position, results of operations or liquidity could be materially and adversely affected in any particular period by the resolution of a claim or legal proceeding. Legal expenses related to defense, negotiations, settlements, rulings, and advice of outside legal counsel are expensed as incurred.

Employment Agreements

Effective February 28, 2024, the Company entered into the Employment Agreement with Gregory Lambrecht, the Company’s Chief Executive Officer (the “CEO Agreement”). The term of the CEO Agreement is three years from the effective date, and will renew for six month periods automatically unless terminated by either party providing 90 days of prior written notice or for “Cause,” as defined in the CEO Agreement. Pursuant to the CEO Agreement, Mr. Lambrecht is entitled to an annual salary of $250,000. Mr. Lambrecht is also entitled to a bonus as determined by the Company’s Board of Directors, healthcare (once established by the Company), reimbursement of expenses, and 20 vacation days per year. Also, as an inducement to enter into the CEO Agreement, Mr. Lambrecht was issued 60 shares of Series B Preferred Stock of the Company.

Effective May 28, 2024, Gregory Lambrecht resigned as the Chief Executive Officer, Chief Financial Officer, and Chairman of the Board of the Company and the Employee Agreement was terminated.

Effective February 28, 2024, the Company entered into the Employment Agreement with Austen Lambrecht, the Company’s Vice President (the “VP Agreement”). The term of the VP Agreement is three years from the effective date, and will renew for six month periods automatically unless terminated by either party providing 90 days of prior written notice or for “Cause,” as defined in the VP Agreement. Pursuant to the VP Agreement, Mr. Lambrecht is entitled to an annual salary of $97,000. Mr. Lambrecht is also entitled to a bonus as determined by the Company’s Board of Directors, healthcare (once established by the Company), reimbursement of expenses, and 20 vacation days per year. Also, as an inducement to enter into the VP Agreement, Mr. Lambrecht was issued 30 shares of Series B Preferred Stock of the Company.

Effective May 28, 2024, the Board of Directors of the Company (with Austen Lambrecht abstaining) appointed Austen Lambrecht as Chief Executive Officer (Principal Executive Officer), Chief Financial Officer (Principal Financial and Accounting Officer), and Chairman of the Board of the Company.

In February 2023, the Company entered into an employment agreement with Austen Lambrecht. The agreement provides that Austen Lambrecht would serve as Vice President for a term of three years at an annual salary of Eighty-Five Thousand Dollars ($85,000), with an incentive bonus and stock options as determined by the Board of Directors. The agreement automatically renews for additional six-month periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term. The agreement also provides for compensation under certain severance and change of control circumstance of twelve months of salary and other bonus dollars that may be due.

In May 2021, the Company entered into an employment agreement with Greg Lambrecht. The agreement provides that Mr. Lambrecht would serve as Chief Executive Officer Company for a term of three years at an annual salary of Two Hundred Fifty Thousand Dollars ($250,000), and an incentive bonus as determined by the Board of Directors. The agreement automatically renews for additional six-month periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term.

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Legal Proceedings and Other Claims

From time to time, we are a party to claims and actions for matters arising out of our business operations. We regularly evaluate the status of the legal proceedings and other claims in which we are involved to assess whether a loss is probable or there is a reasonable possibility that a loss, or an additional loss, may have been incurred and determine if accruals are appropriate. If accruals are not appropriate, we further evaluate each legal proceeding to assess whether an estimate of possible loss or range of possible loss can be made for disclosure. Although the outcome of claims and litigation is inherently unpredictable, we believe that we have adequate provisions for any probable and estimable losses. It is possible, nevertheless, that our financial position, results of operations or liquidity could be materially and adversely affected in any particular period by the resolution of a claim or legal proceeding. Legal expenses related to defense, negotiations, settlements, rulings, and advice of outside legal counsel are expensed as incurred.

Employment Agreements

Effective February 28, 2024, the Company entered into the Employment Agreement with Gregory Lambrecht, the Company’s Chief Executive Officer (the “CEO Agreement”). The term of the CEO Agreement is three years from the effective date, and will renew for six month periods automatically unless terminated by either party providing 90 days of prior written notice or for “Cause,” as defined in the CEO Agreement. Pursuant to the CEO Agreement, Mr. Lambrecht is entitled to an annual salary of $250,000. Mr. Lambrecht is also entitled to a bonus as determined by the Company’s Board of Directors, healthcare (once established by the Company), reimbursement of expenses, and 20 vacation days per year. Also, as an inducement to enter into the CEO Agreement, Mr. Lambrecht was issued 60 shares of Series B Preferred Stock of the Company.

Effective May 28, 2024, Gregory Lambrecht resigned as the Chief Executive Officer, Chief Financial Officer, and Chairman of the Board of the Company and the Employee Agreement was terminated.

Effective February 28, 2024, the Company entered into the Employment Agreement with Austen Lambrecht, the Company’s Vice President (the “VP Agreement”). The term of the VP Agreement is three years from the effective date, and will renew for six month periods automatically unless terminated by either party providing 90 days of prior written notice or for “Cause,” as defined in the VP Agreement. Pursuant to the VP Agreement, Mr. Lambrecht is entitled to an annual salary of $97,000. Mr. Lambrecht is also entitled to a bonus as determined by the Company’s Board of Directors, healthcare (once established by the Company), reimbursement of expenses, and 20 vacation days per year. Also, as an inducement to enter into the VP Agreement, Mr. Lambrecht was issued 30 shares of Series B Preferred Stock of the Company.

Effective May 28, 2024, the Board of Directors of the Company (with Austen Lambrecht abstaining) appointed Austen Lambrecht as Chief Executive Officer (Principal Executive Officer), Chief Financial Officer (Principal Financial and Accounting Officer), and Chairman of the Board of the Company.

In February 2023, the Company entered into an employment agreement with Austen Lambrecht. The agreement provides that Austen Lambrecht would serve as Vice President for a term of three years at an annual salary of Eighty-Five Thousand Dollars ($85,000), with an incentive bonus and stock options as determined by the Board of Directors. The agreement automatically renews for additional six-month periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term. The agreement also provides for compensation under certain severance and change of control circumstance of twelve months of salary and other bonus dollars that may be due.

In May 2021, the Company entered into an employment agreement with Greg Lambrecht. The agreement provides that Mr. Lambrecht would serve as Chief Executive Officer Company for a term of three years at an annual salary of Two Hundred Fifty Thousand Dollars ($250,000), and an incentive bonus as determined by the Board of Directors. The agreement automatically renews for additional six-month periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term.